Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Operating and Financing Lease and Other Supplemental Information

The following amounts were recorded in the Company’s condensed consolidated balance sheets relating to its operating and finance lease and other supplemental information:

Other supplemental information:
Weighted average remaining lease term (years)
Operating leases	2.25	2.39
Finance leases	3.03	3.28
Weighted average discount rate
Operating leases	5.03%	4.97%
Finance leases	9.76%	9.76%

The following amounts were recorded in the Company’s consolidated balance sheets relating to its operating and finance lease and other supplemental information:

Other supplemental information:
Weighted average remaining lease term (years)
Operating leases	2.39	2.86
Finance leases	3.28	4.28
Weighted average discount rate
Operating leases	4.97%	4.26%
Finance leases	9.76%	9.75%

Schedule of Operating Lease Liabilities

The following tables present the maturity of operating and finance lease liabilities as of December 31, 2024:

Years	Operating Leases
2025	455,442
2026	572,098
2027	200,061
2028	58,565
Total lease payments	1,286,166
Less interest	68,203
Present value of lease liabilities	1,217,963

The following tables present the maturity of operating and finance lease liabilities as of December 31, 2024:

Operating leases

Years	Operating Leases
2025	636,225
2026	572,098
2027	200,061
2028	58,565
Total lease payments	1,466,949
Less interest	84,135
Present value of lease liabilities	1,382,814

Schedule of Financing Lease Liabilities	Finance leases
Years	Finance Leases
2025	128,607
2026	171,476
2027	171,476
2028	47,607
Total lease payments	519,166
Less interest	71,591
Present value of lease liabilities	447,575
Finance leases
Years	Finance Leases
2025	171,476
2026	171,476
2027	171,476
2028	47,607
Total lease payments	562,035
Less interest	82,764
Present value of lease liabilities	479,271